SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1, 2019	$ (9,208)
Other comprehensive income before reclassifications	1,437
Amounts reclassified from AOCI	(895)
Other comprehensive income	542	$ (2,037)	$ 677
Balance as of December 31, 2019	(8,666)	(9,208)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1, 2019	(8,624)
Other comprehensive income before reclassifications	(360)
Amounts reclassified from AOCI
Other comprehensive income	(360)
Balance as of December 31, 2019	(8,984)	(8,624)
Unrealized Gains (Losses) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1, 2019	(584)
Other comprehensive income before reclassifications	1,797
Amounts reclassified from AOCI	(895)
Other comprehensive income	902
Balance as of December 31, 2019	$ 318	$ (584)